Operating expenses - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Analysis of income and expense [abstract]
Income from government grants	€ 9.0	€ 18.3	€ 0.0